Digital Assets and Restricted Digital Assets - Schedule of Digital Asset Holdings (Details)		Jun. 30, 2026 USD ($)		Dec. 31, 2025 USD ($)
Schedule of Digital Asset Holdings [Line Items]
Fair value		$ 2,211,552		$ 2,702,943
BTC [Member]
Schedule of Digital Asset Holdings [Line Items]
Holdings		30	[1]	30	[2]
Cost Basis	[1]	$ 3,422,103		$ 3,422,103
Fair value		$ 1,758,924	[1]	$ 2,625,574	[2]
USDT [Member]
Schedule of Digital Asset Holdings [Line Items]
Holdings		451,850	[3]	77,369
Cost Basis		$ 451,817	[3]	$ 77,369
Fair value		$ 450,913	[3]	77,369
USDC [Member]
Schedule of Digital Asset Holdings [Line Items]
Holdings	[3]	1,715
Cost Basis	[3]	$ 1,715
Fair value		1,715	[3]
Total digital assets [Member]
Schedule of Digital Asset Holdings [Line Items]
Cost Basis		3,875,635		3,499,472
Fair value		$ 2,211,552		$ 2,702,943

[1]	The fair value per unit of BTC as of June 30, 2026 was approximately $58,631 as quoted in the active market. On February 7, 2026, the Group entered into a loan agreement with Silkroad Industrial Ltd (“SIL”), a third-party lender. Under this agreement, the 30 BTC held by the Group, with a fair value of $1,758,924 were pledged as collateral to secure borrowing facilities. The loan agreement and the corresponding pledge are subject to a three-year term commencing on February 10, 2026, the drawdown date. As a result of this pledge arrangement, these BTC are classified as restricted digital assets. During the term of the agreement, the Group is not permitted to dispose of or otherwise encumber its interest in the pledged tokens without obtaining the lender’s prior written consent.
[2]	The fair value per unit of BTC as of December 31, 2025 was approximately $87,519, as quoted in the active market.
[3]	During the six months ended June 30, 2026, the Group increased its activities in purchasing and disposing of digital assets. The Group’s holding purpose for these digital assets is no longer for long-term investment. Instead, these assets are expected to be realized, sold, or consumed in the ordinary course of business within the Group’s normal operating cycle. Accordingly, the Group classified its holdings of USDT and USDC as current assets as of June 30, 2026.